A maturity schedule of the lease arrangements (nominal amounts) is set out as follows: (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	$ 27,088	$ 29,020
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	3,100	5,756
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	4,552	4,310
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	3,169	2,896
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	2,316	2,250
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	1,850	1,825
Later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	$ 12,101	$ 11,983